Shareholders' equity	12 Months Ended
Mar. 31, 2019
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Shareholders' equity

30. Shareholders’ equity

	As at March 31, 2018 (in Million)	As at March 31, 2018 (₹ Million)	As at March 31, 2019 (in Million)	As at March 31, 2019 (₹ Million)	As at March 31, 2019 (US dollars in million)
Authorised Share Capital:
Opening and closing balance (equity shares of ₹ 1 each with voting rights) [a]	44,020	44,020	44,020	44,020	637
Authorised preference share capital:
Opening and closing balance (preference shares of ₹ 10 each) [b]	3,010	30,100	3,010	30,100	435
Issued , subscribed and paid up
Equity shares of ₹ 1 each with voting right [a,c,d,e]	3,718	3,718	3,718	3,718	54

a)	The Company has one class of equity shares having a par value of ₹ 1 per share. Each shareholder is eligible for one vote per share held and dividend as and when declared by the Company.

b)

Redeemable Preference Shares of ₹ 30,100 million ($ 435 million) were redeemed on October 27, 2018 i.e. 18 months from the date of allotment as per the scheme of amalgamation of Cairn India Limited with Vedanta Limited. An equivalent amount of ₹ 30,100 million ($ 435 million) has been transferred from general reserve to preference share redemption reserve.

c)	This includes 248,424,696 equity shares in form of 62,106,174 ADS and 248,779,452 equity shares in the form of 62,194,863 ADS as at March 31, 2018 and March 31, 2019, respectively.

d)

Includes 308,232 equity shares as at March 31, 2018 and 308,232 equity shares as at March 31, 2019 kept in abeyance. These shares are not part of listed equity capital and pending allotment as they are sub-judice.

e)	Includes 9,233,871 equity shares as at March 31, 2018 and 14,998,702 equity shares as at March 31, 2019 held by Vedanta Limited ESOS Trust.

Securities premium

Securities premium is created to record amounts received in excess of the par value of shares in separate account as required by the Indian Companies Act. The securities premium account may be applied by the company towards the issue of unissued shares of the company to the members of the company as fully paid bonus shares, writing off the preliminary expenses of the company, writing off the expenses of, or the commission paid or discount allowed on any issue of shares or debentures of the company, providing for the premium payable on the redemption of any redeemable preference shares or of any debentures of the company; or for the purchase of its own shares or other securities.

Retained earnings includes amongst others, general reserve, debenture redemption reserve, capital reserve and preference share redemption reserve.

General reserve

Under the erstwhile Indian Companies Act 1956, a general reserve was created through an annual transfer of net income at a specified percentage in accordance with applicable regulations. The purpose of these transfers was to ensure that if a dividend distribution in a given year is more than 10.0% of the paid-up capital of the Company for that year, then the total dividend distribution is less than the total distributable results for that year. Consequent to introduction of Companies Act 2013, the requirement to mandatory transfer a specified percentage of the net profit to general reserve has been withdrawn. The balances in general reserves, as determined in accordance with applicable regulations, was ₹ 191,052 million and ₹ 160,950 million ($ 2,327 million) as at March 31, 2018 and March 31, 2019 respectively.

Debenture redemption reserve

The Indian Companies Act requires companies that issue debentures to create a debenture redemption reserve from annual profits until such debentures are redeemed. Companies are required to maintain 25% as a reserve of outstanding redeemable debentures. The amounts credited to the debenture redemption reserve may not be utilized except to redeem debentures. Retained earnings include ₹ 14,770 million and ₹ 13,012 million ($ 188 million) of debenture redemption reserve as at March 31, 2018 and March 31, 2019 respectively.

Preference share redemption reserve

The Indian Companies Act provides that companies that issue preference shares may redeem those shares from profits of the Company which otherwise would be available for dividends, or from proceeds of a new issue of shares made for the purpose of redemption of the preference shares. If there is a premium payable on redemption, the premium must be provided, either by reducing the additional paid in capital (securities premium account) or out of profits, before the shares are redeemed.

If profits are used to redeem preference shares, the value of the nominal amount of shares redeemed should be transferred from profits (retained earnings) to the preference share redemption reserve account. This amount should then be utilised for the purpose of redemption of redeemable preference shares. This reserve can be used to issue fully paid-up bonus shares to the shareholders of Vedanta Limited. Retained earnings include ₹ 769 million and ₹ 30,869 million ($ 446 million) of preference share redemption reserve as at March 31, 2018 and March 31, 2019 respectively. During the year, on redemption of preference shares, ₹ 30,100 million has been transferred from General reserve to Preference share redemption reserve.

Capital reserve

The balance in capital reserve as at March 31, 2018 and March 31, 2019 is ₹ 188,470 million and ₹ 186,508 million ($ 2,697 million) respectively. The balance in capital reserve has mainly arisen pursuant to extinguishment of non-controlling interests of erstwhile Cairn India Limited and acquisition of ASI. Further, changes in capital reserve are due to recognition/derecognition of put option liability and non-controlling interests pertaining to ASI.